Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2024
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accounts payable and accrued liabilities
13. Accounts payable and accrued liabilities:

	December 31,
	2024	2023
Trade accounts payable	$61,691	$70,567
Accrued payroll	16,096	18,129
Taxes payable	6,146	4,302
Deferred revenue	4,190	2,376
	$88,123	$95,374
During the year ended December 31, 2024, the Company recognized $2,141 of deferred revenue as at the end of the prior year as revenue in the consolidated statement of operations and comprehensive loss (December 31, 2023 - $2,062).